Leases - Supplemental cash flow and other information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 317	$ 326	$ 309
Operating cash flows from finance leases	2	1	2
Financing cash flows from finance leases	19	58	18
Right of use assets obtained in exchange for lease liabilities:
Operating leases	342	250	326
Finance leases	$ 3	$ 18	$ 61